SCHEDULE OF COMPONENTS OF INCOME FROM DISCONTINUED OPERATIONS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net		¥ 993,770
Cost of revenues		(478,516)
Gross profit		515,254
Operating expenses
Selling, general and administrative expenses		(136,286)
Impairment loss		(258,760)
Total operating expenses		(395,046)
Income from discontinued operations before income taxes		120,208
Income tax expense		(41,580)
Income from discontinued operations, net of income taxes		78,628
Net loss from discontinued operations attributable to noncontrolling interests		(9,895)
Income from discontinued operations attributable to SYLA Technologies Co., Ltd.		88,523
Current assets
Total current assets		10,600	51,748
Non-current assets
Total non-current assets			179,795
Current liabilities
Total current liabilities		3,308
Non-current liabilities
Total non-current liabilities			59,408
Mining Machine Business [Member]
Current assets
Accounts receivable		2,762
Inventories		66,828	51,748
Other current assets		11,437
Property, plant and equipment, net		25,713
Intangible assets, net		154,574
Goodwill		8,046
Total current assets		269,360	51,748
Non-current assets
Intangible assets, net			171,749
Goodwill			8,046
Total non-current assets			179,795
Total assets of discontinued operations, gross		269,360	231,543
Less: impairment of disposal group	[1]	(258,760)
Total assets of discontinued operations, net		10,600	231,543
Current liabilities
Accounts payable		3,308
Total current liabilities		3,308
Non-current liabilities
Other liabilities			59,408
Total non-current liabilities			59,408
Total liabilities of discontinued operations		¥ 3,308	¥ 59,408

[1]	In connection with the discontinued operation of mining machine business, the Company measured the disposal group at its fair value less costs to sell and accordingly recorded impairment of JPY258,760 in the fourth quarter of 2022.